SP FUNDS S&P GLOBAL REIT SHARIA ETF

Schedule of Investments at February 28, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Real Estate Management & Services - 0.2%
Home Consortium Ltd.	9,658	$44,503
KLCCP Stapled Group - Stapled Security	21,006	32,771
		77,274
REITS - Apartments - 17.0%
AvalonBay Communities, Inc.	6,093	1,453,729
Camden Property Trust	5,376	887,631
Equity Residential	16,941	1,445,067
Home REIT PLC	29,726	45,269
Mid-America Apartment Communities, Inc.	6,047	1,237,277
		5,068,973
REITS - Diversified - 43.8%
American Tower Corp.	14,952	3,392,160
Arena REIT	18,262	65,332
Axis Real Estate Investment Trust	47,828	21,303
Charter Hall Social Infrastructure REIT	17,510	48,156
Crown Castle International Corp.	20,095	3,347,626
Custodian REIT PLC	22,260	30,584
Duke Realty Corp.	20,003	1,060,159
Equinix, Inc.	4,178	2,965,252
Goodman Property Trust	54,130	88,284
IGIS Value Plus REIT Co. Ltd.	1,101	5,247
IMPACT Growth Real Estate Investment Trust	31,859	15,796
Ingenia Communities Group	19,328	71,950
PotlatchDeltic Corp.	3,595	197,366
PS Business Parks, Inc.	1,082	172,352
Washington Real Estate Investment Trust	4,534	105,914
Weyerhaeuser Co.	36,731	1,428,101
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	87,590	32,972
		13,048,554
REITS - Health Care - 0.4%
Community Healthcare Trust, Inc.	1,254	52,292
Impact Healthcare REIT PLC	18,558	27,141
Universal Health Realty Income Trust	687	39,235
		118,668
REITS - Manufactured Homes - 6.0%
Equity LifeStyle Properties, Inc.	9,001	671,655
Sun Communities, Inc.	6,091	1,102,471
		1,774,126

REITS - Regional Malls - 0.1%
IGB Real Estate Investment Trust	69,473	23,497

REITS - Shopping Centers - 3.2%
Link REIT	110,734	894,239
NETSTREIT Corp.	2,122	46,981
		941,220
REITS - Storage - 6.8%
CubeSmart	11,386	548,919
Public Storage	4,158	1,476,173
		2,025,092
REITS - Warehouse & Industry - 22.2%
BWP Trust	25,458	74,264
EastGroup Properties, Inc.	2,137	407,654
First Industrial Realty Trust, Inc.	6,843	394,020
Frasers Property Thailand Industrial Freehold & Leasehold REIT	109,146	40,752
Innovative Industrial Properties, Inc.	1,257	236,894
Prologis, Inc.	24,167	3,524,757
Rexford Industrial Realty, Inc.	7,950	557,533
Segro PLC	63,638	1,111,296
Terreno Realty Corp.	3,930	270,345
		6,617,515
Total Common Stocks
(Cost $30,313,804)		29,694,919

Total Investments in Securities - 99.7%
(Cost $30,313,804)		29,694,919
Other Assets Less Liabilities - 0.3%		86,543
Net Assets - 100%		$29,781,462

REIT	Real Estate Investment Trust
Stapled Security	A stapled security is a type of financial instrument. It consists of two or more securities that are contractually bound to form a single salable unit; they cannot be bought or sold separately.

Summary of Fair Value Exposure at February 28, 2022 (Unaudited)

The SP Funds S&P Global REIT Sharia ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$29,694,919	$–	$–	$29,694,919
Total Investments in Securities	$29,694,919	$–	$–	$29,694,919

(1) See Schedule of Investments for industry breakout.